Long-Term Debt	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Long-Term Debt
7.	Long-Term Debt

	December 31, 2013 $	December 31, 2012 $
U.S. Dollar-denominated Revolving Credit Facilities due through 2018	743,494	812,509
Norwegian Kroner Bonds due through 2018	312,947	215,641
U.S. Dollar-denominated Term Loans due through 2018	188,854	213,993
U.S. Dollar-denominated Term Loans due through 2023	949,531	527,489
U.S. Dollar Bonds due through 2023	174,150	—

	2,368,976	1,769,632
Less current portion	806,009	248,385

Total	1,562,967	1,521,247

As at December 31, 2013, the Partnership had seven long-term revolving credit facilities, which, as at such date, provided for borrowings of up to $855.4 million, of which $111.9 million was undrawn. The total amount available under the revolving credit facilities reduces by $615.0 million (2014), $59.2 million (2015), $121.9 million (2016), $20.9 million (2017), and $38.4 million (2018). Five of the revolving credit facilities are guaranteed by the Partnership and certain of its subsidiaries for all outstanding amounts and contain covenants that require the Partnership to maintain the greater of a minimum liquidity (cash, cash equivalents and undrawn committed revolving credit lines with at least six months to maturity) of at least $75.0 million and 5.0% of the Partnership’s total consolidated debt. Two revolving credit facilities are guaranteed by Teekay Corporation and contain covenants that require Teekay Corporation to maintain the greater of a minimum liquidity (cash and cash equivalents) of at least $50.0 million and 5.0% of Teekay Corporation’s total consolidated debt which has recourse to Teekay Corporation. The revolving credit facilities are collateralized by first-priority mortgages granted on 24 of the Partnership’s vessels, together with other related security.

In January 2013, the Partnership issued in the Norwegian bond market NOK 1,300 million in senior unsecured bonds. The bonds were issued in two tranches maturing in January 2016 (NOK 500 million) and January 2018 (NOK 800 million). As at December 31, 2013, the carrying amount of the bonds was $214.1 million. The bonds are listed on the Oslo Stock Exchange. Interest payments on the tranche maturing in 2016 are based on NIBOR plus a margin of 4.00%. Interest payments on the tranche maturing in 2018 are based on NIBOR plus a margin of 4.75%. The Partnership entered into cross currency rate swaps to swap all interest and principal payments into USD, with interest payments fixed at a rate of 4.80% on the tranche maturing in 2016 and 5.93% on the tranche maturing in 2018 and the transfer of the principal amount fixed at $89.7 million upon maturity in exchange for NOK 500 million on the tranche maturing in 2016 and fixed at $143.5 million upon maturity in exchange for NOK 800 million on the tranche maturing in 2018 (see note 11).

The Partnership has NOK 600 million of senior unsecured bonds that mature in January 2017 in the Norwegian bond market. As at December 31, 2013, the carrying amount of the bonds was $98.8 million. The bonds are listed on the Oslo Stock Exchange. The interest payments on the bonds are based on NIBOR plus a margin of 5.75%. The Partnership entered into a cross currency rate swap to swap all interest and principal payments into USD, with the interest payments fixed at a rate of 7.49%, and the transfer of the principal amount fixed at $101.4 million upon maturity in exchange for NOK 600 million (see note 11).

The Partnership had NOK 211.5 million in senior unsecured bonds that matured in November 2013 in the Norwegian bond market. The bonds were listed on the Oslo Stock Exchange. Interest payments on the bonds were based on NIBOR plus a margin of 4.75%. The Partnership entered into a cross currency swap to swap the interest payments from NIBOR plus a margin of 4.75% into LIBOR plus a margin of 5.04%, and lock in the transfer of the principal amount at $34.7 million upon maturity in exchange for NOK 211.5 million. The Partnership also entered into an interest rate swap to swap the interest payments from LIBOR to a fixed rate of 1.12%. The floating LIBOR rate receivable from the interest rate swap was capped at 3.5%, which effectively resulted in a fixed rate of 1.12% unless LIBOR exceeded 3.5%, in which case the Partnership’s related interest rate effectively floated at LIBOR, but reduced by 2.38%. In January 2013, the Partnership repurchased NOK 388.5 million of the original NOK 600 million bond issue maturing in November 2013 at a premium in connection with the issuance of NOK 1,300 million in senior unsecured bonds as described above. The Partnership recorded a $1.8 million loss on bond repurchase and $6.6 million of realized losses included in foreign currency exchange loss in its consolidated statement of income for the year ended December 31, 2013. In connection with this bond repurchase, the Partnership terminated a similar notional amount of the related cross currency swap and recorded $6.8 million of realized gains included in foreign currency exchange loss in its consolidated statement of income for the year ended December 31, 2013 (see note 11).

As at December 31, 2013, six of the Partnership’s 50% owned subsidiaries each had an outstanding term loan, which in the aggregate totaled $188.9 million. The term loans reduce over time with quarterly and semi-annual payments and have varying maturities through 2018. These term loans are collateralized by first-priority mortgages on the six shuttle tankers to which the loans relate, together with other related security. As at December 31, 2013, the Partnership had guaranteed $55.6 million of these term loans, which represents its 50% share of the outstanding term loans of five of these 50% owned subsidiaries. The other owner and Teekay Corporation have guaranteed $94.4 million and $38.9 million, respectively.

As at December 31, 2013, the Partnership had term loans outstanding for the shuttle tankers the Amundsen Spirit, the Nansen Spirit, the Peary Spirit, the Scott Spirit, the Samba Spirit and the Lambada Spirit and for the Rio das Ostras, the Piranema Spirit, and the Voyageur Spirit FPSO units, which in aggregate totaled $949.5 million. For the term loan for the Amundsen Spirit and the Nansen Spirit, one tranche reduces in semi-annual payments while the other tranche correspondingly is drawn up every six months with final bullet payments of $29.0 million due in 2022 and $29.1 million due in 2023, respectively. The Peary Spirit, the Scott Spirit, the Samba Spirit, the Lambada Spirit, the Rio das Ostras, the Piranema Spirit and the Voyageur Spirit term loans reduce over time with quarterly or semi-annual payments. These term loans have varying maturities through 2023 and are collateralized by first-priority mortgages on the vessels to which the loans relate, together with other related security. As at December 31, 2013, the Partnership had guaranteed $548.9 million of these term loans and Teekay Corporation had guaranteed $400.6 million.

In September 2013 and November 2013, the Partnership issued in a U.S. private placement a total of $174.2 million of ten-year senior secured bonds to finance the Bossa Nova Spirit and the Sertanejo Spirit shuttle tankers. The bonds mature in December 2023 and accrue interest at a fixed combined rate of 4.96%. As at December 31, 2013, the carrying amount of the bonds was $174.2 million. The bonds are collateralized by first-priority mortgages on the vessels to which the bonds relate, together with other related security.

Interest payments on the revolving credit facilities and the term loans are based on LIBOR plus a margin. At December 31, 2013, and December 31, 2012, the margins ranged between 0.30% and 3.25%. The weighted-average effective interest rate on the Partnership’s variable rate long-term debt as at December 31, 2013 was 2.7% (December 31, 2012 – 2.0%). This rate does not include the effect of the Partnership’s interest rate swaps (see note 11).

The aggregate annual long-term debt principal repayments required to be made subsequent to December 31, 2013 are $806.0 million (2014), $149.8 million (2015), $309.3 million (2016), $344.2 million (2017), $348.7 million (2018) and $411.0 million (thereafter).

Obligations under the Partnership’s credit facilities are secured by certain vessels, and if the Partnership is unable to repay debt under the credit facilities, the lenders could seek to foreclose on those assets. The Partnership has one revolving credit facility that requires the Partnership to maintain a vessel value to outstanding drawn principal balance ratio of a minimum of 105%. As at December 31, 2013, this ratio was 122.9%. The vessel value used in this ratio is the appraised values prepared by the Partnership based on second hand sale and purchase market data. A further delay in the recovery of the conventional tanker market could negatively affect this ratio.

As at December 31, 2013 the Partnership and Teekay Corporation were in compliance with all covenants in the credit facilities and long-term debt.